RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Office space lease amount paid	$ 72,261	$ 70,482	$ 94,981	$ 93,691
Chief Executive Officer [Member]
Office space lease amount paid	33,452	31,422	42,288	42,224
Ms. Tan Siew Meng [Member]
Office space lease amount paid	$ 42,509	$ 39,060	$ 52,693	$ 51,467